4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) R$ in Millions		12 Months Ended
		Dec. 31, 2017 BRL (R$) T	Dec. 31, 2016 BRL (R$)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair value	[1]	R$ (209.0)	R$ (331.5)
Designated as Hedging Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair value	[1]	R$ (181.4)	R$ (25.2)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Quantity Ton | T		92.0
Average rate US$/Ton		130.65
Fair value		R$ (3.0)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | April 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		April 2018
Quantity Ton | T		10.0
Average rate US$/Ton		131.80
Fair value		R$ (0.5)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | June 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		June 2018
Quantity Ton | T		43.0
Average rate US$/Ton		131.71
Fair value		R$ (1.7)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | July 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		July 2018
Quantity Ton | T		13.0
Average rate US$/Ton		129.43
Fair value		R$ (0.2)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | August 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		August 2018
Quantity Ton | T		8.0
Average rate US$/Ton		129.82
Fair value		R$ (0.2)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | September 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		September 2018
Quantity Ton | T		8.0
Average rate US$/Ton		128.74
Fair value		R$ (0.2)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Meal (NDF) [Member] | November 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		November 2018
Quantity Ton | T		10.0
Average rate US$/Ton		128.74
Fair value		R$ (0.2)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Quantity Ton | T		491.6
Average rate US$/Ton		146.42
Fair value		R$ (4.5)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member] | April 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		April 2018
Quantity Ton | T		320.0
Average rate US$/Ton		145.12
Fair value		R$ (4.0)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member] | August 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		August 2018
Quantity Ton | T		20.0
Average rate US$/Ton		148.40
Fair value		R$ (0.1)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member] | November 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		November 2018
Quantity Ton | T		80.0
Average rate US$/Ton		152.38
Fair value		R$ (0.3)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member] | February 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		February 2018
Quantity Ton | T		36.6
Average rate US$/Ton		138.10
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Corn (NDF) [Member] | December 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		December 2018
Quantity Ton | T		35.0
Average rate US$/Ton		152.26
Fair value		R$ (0.1)
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Quantity Ton | T		15.0
Average rate US$/Ton		737.02
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | April 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		April 2018
Quantity Ton | T		3.0
Average rate US$/Ton		733.33
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | June 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		June 2018
Quantity Ton | T		2.0
Average rate US$/Ton		745.16
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | July 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		July 2018
Quantity Ton | T		1.0
Average rate US$/Ton		744.50
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | August 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		August 2018
Quantity Ton | T		1.0
Average rate US$/Ton		744.94
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | September 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		September 2018
Quantity Ton | T		2.0
Average rate US$/Ton		741.63
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | November 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		November 2018
Quantity Ton | T		3.0
Average rate US$/Ton		732.74
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Long [Member] | Soybean Oil (NDF) [Member] | February 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		February 2018
Quantity Ton | T		3.0
Average rate US$/Ton		731.33
Fair value
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Corn (NDF) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Quantity Ton | T		54.7
Average rate US$/Ton		149.61
Fair value		R$ 0.7
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Corn (NDF) [Member] | June 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		June 2018
Quantity Ton | T		33.7
Average rate US$/Ton		149.87
Fair value		R$ 0.6
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Corn (NDF) [Member] | August 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		August 2018
Quantity Ton | T		21.0
Average rate US$/Ton		149.19
Fair value		R$ 0.1
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Soybean (NDF) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Quantity Ton | T		23.0
Average rate US$/Ton		367.26
Fair value		R$ 1.1
Commodities Non-Deliverable Forwards [Member] | Designated as Hedging Instrument [Member] | Short [Member] | Soybean (NDF) [Member] | February 2018 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturities		February 2018
Quantity Ton | T		23.0
Average rate US$/Ton		367.26
Fair value		R$ 1.1

[1]	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.